Commitments and Contingencies - Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire Periods (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 132,423
2019	110,439
2020	89,432
2021	53,917
2022	43,837
Thereafter	51,653
Maximum Future Contracted charter Hire	$ 481,701